                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Enterprise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/06

                            A SHARES             B SHARES             C SHARES          I SHARES
                          since 1/7/54        since 12/20/91       since 7/20/93      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         11.27%     11.15%     7.05%      7.05%     6.04%      6.04%       2.84%

10-year                  3.81       3.19      3.00       3.00      3.01       3.01          --

5-year                  -1.55      -2.72     -2.30      -2.60     -2.31      -2.31          --

1-year                   5.60      -0.46      4.88      -0.12      4.73       3.73          --

6-month                 -1.44      -7.14     -1.83      -6.74     -1.89      -2.87       -1.36
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflects the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

MARKET CONDITIONS

The six-month period ended June 30, 2006 was characterized by choppy conditions in the stock market. A rising tide of negative sentiment resulting from the Federal Open Market Committee's (the "Fed's") interest rate increases, mounting inflation concerns and uncertainty about the future pace of economic growth provided a challenging environment for stock investing.

The stock market opened 2006 against the backdrop of a pronounced "January Effect." The "January Effect" is a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap and technology stocks. Stocks slowed their pace in February as investors became apprehensive about employment and payroll data and corporate earnings announcements. Sentiment brightened again in March and April as strong economic growth data, high-profile merger-and-acquisition activity and more positive developments on the corporate earnings front gave a boost to the stock market.

However, the market encountered a steep sell-off in May followed by flat performance in June. The Fed raised rates in both months, and its accompanying language did little to soothe investors seeking a respite from monetary tightening. The central bank's actions combined with inflation data and rising commodity prices to send a chill across the markets. Although the large-cap growth segment of the stock market, which comprises the fund's investment universe, experienced pockets of strength at times during the period, value stocks outperformed for the six months overall.

PERFORMANCE ANALYSIS

The fund returned -1.44 percent for the six months ended June 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000(R) Growth Index, returned -0.93 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

------------------------------------------------------------------
                                                 RUSSELL
                                                 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

      -1.44%    -1.83%    -1.89%    -1.36%        -0.93%
------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.
 2

The materials sector was the best contributor to the fund's return both on an absolute basis and relative to the Russell 1000 Growth Index during the period. The commodity prices for raw materials continued to increase across the board, bolstered by anticipation of rising demand amid a strong global economic environment. The utilities sector was another source of gains for the fund's overall return during the period, as was a position in the industrials sector. As with materials stocks, the industrials group benefited from the favorable economic backdrop, and the transportation industry was a notable standout here.

Although almost all of the fund's sectors generated positive returns, two sectors were negative performers. Health care stocks detracted from the fund's overall return. The technology sector also performed poorly for the fund, primarily due to languishing returns in the semiconductor group. Software and services and hardware and equipment stocks further dampened the fund's performance in the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/06
UnitedHealth Group, Inc.                                          2.8%
CVS Corp.                                                         2.3
Celgene Corp.                                                     2.2
Gilead Sciences, Inc                                              2.1
Corning, Inc.                                                     1.8
NVIDIA Corp.                                                      1.7
American Eagle Outfitters, Inc.                                   1.6
Archer-Daniels-Midland Co.                                        1.5
United Technologies Corp.                                         1.4
Caterpillar, Inc.                                                 1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/06
Managed Health Care                                               6.8%
Communications Equipment                                          5.3
Biotechnology                                                     5.3
Semiconductors                                                    4.7
Pharmaceuticals                                                   4.6
Apparel Retail                                                    3.7
Investment Banking & Brokerage                                    3.0
Construction & Farm Machinery & Heavy Trucks                      2.9
Application Software                                              2.8
Railroads                                                         2.8
Drug Retail                                                       2.8
Semiconductor Equipment                                           2.7
Specialty Stores                                                  2.3
Aerospace & Defense                                               2.1
Health Care Services                                              2.1
Internet Software & Services                                      1.7
Data Processing & Outsourced Services                             1.7
Computer Storage & Peripherals                                    1.6
Agricultural Products                                             1.5
Casinos & Gaming                                                  1.5
Asset Management & Custody Banks                                  1.5
Industrial Machinery                                              1.4
Hypermarkets & Super Centers                                      1.4
Restaurants                                                       1.3
Oil & Gas Refining & Marketing                                    1.3
Soft Drinks                                                       1.2
Other Diversified Financial Services                              1.2
Air Freight & Logistics                                           1.2
Wireless Telecommunication Services                               1.1
Food Retail                                                       1.1
Oil & Gas Drilling                                                1.1
Electrical Components & Equipment                                 1.1
Airlines                                                          1.0
Diversified Metals & Mining                                       1.0
Distillers & Vintners                                             1.0
Household Products                                                1.0
Movies & Entertainment                                            0.9
Oil & Gas Exploration & Production                                0.9
Packaged Foods & Meats                                            0.9
Computer Hardware                                                 0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/06
                                       (continued from previous page)
Department Stores                                                 0.9
Steel                                                             0.9
Health Care Distributors                                          0.7
Electronic Equipment Manufacturers                                0.7
Independent Power Producers & Energy Traders                      0.7
Industrial Conglomerates                                          0.7
Oil & Gas Equipment & Services                                    0.7
Thrifts & Mortgage Finance                                        0.6
Health Care Equipment                                             0.5
Electronic Manufacturing Services                                 0.5
Apparel, Accessories & Luxury Goods                               0.5
Automotive Retail                                                 0.5
Home Improvement Retail                                           0.4
Internet Retail                                                   0.4
Multi-line Insurance                                              0.4
Household Appliances                                              0.4
Construction Materials                                            0.4
Consumer Finance                                                  0.4
Property & Casualty Insurance                                     0.3
Computer & Electronics Retail                                     0.3
Technology Distributors                                           0.3
Integrated Oil & Gas                                              0.3
Homefurnishing Retail                                             0.3
Home Furnishings                                                  0.3
Auto Parts & Equipment                                            0.2
Specialized Finance                                               0.2
Hotels, Resorts & Cruise Lines                                    0.2
Trading Companies & Distributors                                  0.2
IT Consulting & Other Services                                    0.2
Home Entertainment Software                                       0.2
Construction & Engineering                                        0.2
Education Services                                                0.2
                                                                -----
Total Long-Term Investments                                      98.1%
Short-Term Investments                                            2.1
Liabilities in Excess of Other Assets                            -0.2
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/06 - 6/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/06           6/30/06       1/1/06-6/30/06
Class A
  Actual......................................    $1,000.00        $  985.61          $5.46
  Hypothetical................................     1,000.00         1,019.29           5.56
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           981.71           9.19
  Hypothetical................................     1,000.00         1,015.49           9.34
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           981.12           9.19
  Hypothetical................................     1,000.00         1,015.49           9.34
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           986.37           4.28
  Hypothetical................................     1,000.00         1,020.49           4.36
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.87%,1.87%, and 0.87% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  98.1%
AEROSPACE & DEFENSE  2.1%
Precision Castparts Corp. ..................................    146,974    $    8,783,166
United Technologies Corp. ..................................    304,500        19,311,390
                                                                           --------------
                                                                               28,094,556
                                                                           --------------
AGRICULTURAL PRODUCTS  1.5%
Archer-Daniels-Midland Co. .................................    500,400        20,656,512
                                                                           --------------

AIR FREIGHT & LOGISTICS  1.2%
FedEx Corp. ................................................    132,300        15,460,578
                                                                           --------------

AIRLINES  1.0%
AMR Corp. (a)...............................................    282,849         7,190,022
Continental Airlines, Inc., Class B (a).....................    215,900         6,433,820
                                                                           --------------
                                                                               13,623,842
                                                                           --------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Coach, Inc. (a).............................................    223,945         6,695,955
                                                                           --------------

APPAREL RETAIL  3.7%
Abercrombie & Fitch Co., Class A............................    275,132        15,250,567
American Eagle Outfitters, Inc. ............................    628,900        21,407,756
bebe stores, Inc. ..........................................    438,805         6,766,373
Chico's FAS, Inc. (a).......................................     86,564         2,335,497
The Men's Wearhouse, Inc. ..................................    145,523         4,409,347
                                                                           --------------
                                                                               50,169,540
                                                                           --------------
APPLICATION SOFTWARE  2.8%
Amdocs, Ltd. (Guernsey) (a).................................    112,700         4,124,820
Cadence Design Systems, Inc. (a)............................    353,600         6,064,240
Citrix Systems, Inc. (a)....................................    122,200         4,905,108
FactSet Research Systems, Inc. .............................    231,600        10,954,680
SAP AG--ADR (Germany).......................................    230,260        12,093,255
                                                                           --------------
                                                                               38,142,103
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.5%
Ameriprise Financial, Inc. .................................    168,617         7,532,121
Franklin Resources, Inc. ...................................     29,935         2,598,657
Legg Mason, Inc. ...........................................     94,447         9,399,365
                                                                           --------------
                                                                               19,530,143
                                                                           --------------
AUTO PARTS & EQUIPMENT  0.2%
Johnson Controls, Inc. .....................................     38,000         3,124,360
                                                                           --------------

AUTOMOTIVE RETAIL  0.5%
Advance Auto Parts, Inc. ...................................     52,314         1,511,875
O'Reilly Automotive, Inc. (a)...............................    147,900         4,613,001
                                                                           --------------
                                                                                6,124,876
                                                                           --------------
BIOTECHNOLOGY  5.3%
Amgen, Inc. (a).............................................     97,100         6,333,833
Biogen Idec, Inc. (a).......................................    146,400         6,782,712

 12                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
Celgene Corp. (a)...........................................    612,716    $   29,061,120
Gilead Sciences, Inc. (a)...................................    482,857        28,565,820
                                                                           --------------
                                                                               70,743,485
                                                                           --------------
CASINOS & GAMING  1.5%
Harrah's Entertainment, Inc. ...............................     73,500         5,231,730
MGM MIRAGE (a)..............................................    131,600         5,369,280
Penn National Gaming, Inc. (a)..............................    184,400         7,151,032
Wynn Resorts, Ltd. (a)......................................     37,207         2,727,273
                                                                           --------------
                                                                               20,479,315
                                                                           --------------
COMMUNICATIONS EQUIPMENT  5.3%
Corning, Inc. (a)...........................................  1,005,628        24,326,141
Harris Corp. ...............................................    253,122        10,507,094
Juniper Networks, Inc. (a)..................................    153,165         2,449,108
Motorola, Inc. .............................................    898,136        18,097,440
QUALCOMM, Inc. .............................................    275,546        11,041,128
Research in Motion, Ltd. (Canada) (a).......................     39,740         2,772,660
Tellabs, Inc. (a)...........................................    187,341         2,493,509
                                                                           --------------
                                                                               71,687,080
                                                                           --------------
COMPUTER & ELECTRONICS RETAIL  0.3%
Best Buy Co., Inc. .........................................     51,201         2,807,863
RadioShack Corp. ...........................................    129,840         1,817,760
                                                                           --------------
                                                                                4,625,623
                                                                           --------------
COMPUTER HARDWARE  0.9%
Apple Computer, Inc. (a)....................................    211,542        12,083,279
                                                                           --------------

COMPUTER STORAGE & PERIPHERALS  1.6%
EMC Corp. (a)...............................................    830,913         9,115,116
Seagate Technology (Cayman Islands) (a).....................    112,876         2,555,513
Western Digital Corp. (a)...................................    480,000         9,508,800
                                                                           --------------
                                                                               21,179,429
                                                                           --------------
CONSTRUCTION & ENGINEERING  0.2%
Jacobs Engineering Group, Inc. (a)..........................     30,700         2,444,948
                                                                           --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.9%
Caterpillar, Inc. ..........................................    251,900        18,761,512
Cummins, Inc. ..............................................     57,200         6,992,700
Deere & Co. ................................................     68,046         5,681,160
Joy Global, Inc. ...........................................     53,355         2,779,262
Oshkosh Truck Corp. ........................................    105,700         5,022,864
                                                                           --------------
                                                                               39,237,498
                                                                           --------------
CONSTRUCTION MATERIALS  0.4%
Cemex SA de CV--ADR (Mexico)................................     89,300         5,087,421
                                                                           --------------

CONSUMER FINANCE  0.4%
The First Marblehead Corp. .................................     88,700         5,050,578
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES  1.7%
Ceridian Corp. (a)..........................................    344,400    $    8,417,136
CheckFree Corp. (a).........................................    288,000        14,273,280
                                                                           --------------
                                                                               22,690,416
                                                                           --------------
DEPARTMENT STORES  0.9%
Nordstrom, Inc. ............................................    258,245         9,425,942
Saks, Inc. .................................................    162,905         2,634,174
                                                                           --------------
                                                                               12,060,116
                                                                           --------------
DISTILLERS & VINTNERS  1.0%
Brown-Forman Corp., Class B.................................    186,300        13,311,135
                                                                           --------------

DIVERSIFIED METALS & MINING  1.0%
Cameco Corp. (Canada).......................................     77,300         3,089,681
Freeport-McMoRan Copper & Gold, Inc., Class B...............    111,800         6,194,838
Southern Copper Corp. ......................................     47,300         4,215,849
                                                                           --------------
                                                                               13,500,368
                                                                           --------------
DRUG RETAIL  2.8%
CVS Corp. ..................................................    997,600        30,626,320
Walgreen Co. ...............................................    159,000         7,129,560
                                                                           --------------
                                                                               37,755,880
                                                                           --------------
EDUCATION SERVICES  0.2%
Apollo Group, Inc., Class A (a).............................     45,961         2,374,805
                                                                           --------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.1%
Rockwell Automation, Inc. ..................................    195,500        14,077,955
                                                                           --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.7%
LG. Philips LCD Co., Ltd.- ADR (South Korea) (a)............    153,916         2,788,958
Mettler-Toledo International, Inc. (a)......................    113,600         6,880,752
                                                                           --------------
                                                                                9,669,710
                                                                           --------------
ELECTRONIC MANUFACTURING SERVICES  0.5%
Jabil Circuit, Inc. ........................................    266,900         6,832,640
                                                                           --------------

FOOD RETAIL  1.1%
Safeway, Inc. ..............................................    304,200         7,909,200
Whole Foods Market, Inc. ...................................    101,800         6,580,352
                                                                           --------------
                                                                               14,489,552
                                                                           --------------
HEALTH CARE DISTRIBUTORS  0.7%
AmerisourceBergen Corp. ....................................    233,800         9,800,896
                                                                           --------------

HEALTH CARE EQUIPMENT  0.5%
Becton, Dickinson & Co. ....................................    120,100         7,341,713
                                                                           --------------

HEALTH CARE SERVICES  2.1%
Caremark Rx, Inc. ..........................................    203,600        10,153,532
Express Scripts, Inc. (a)...................................     92,500         6,635,950

 14                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE SERVICES (CONTINUED)
Laboratory Corp. of America Holdings (a)....................     64,300    $    4,001,389
Quest Diagnostics, Inc. ....................................    116,300         6,968,696
                                                                           --------------
                                                                               27,759,567
                                                                           --------------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)...................................     59,179         2,547,064
                                                                           --------------

HOME FURNISHINGS  0.3%
Tempur-Pedic International, Inc. (a)........................    300,151         4,055,040
                                                                           --------------

HOME IMPROVEMENT RETAIL  0.4%
Home Depot, Inc. ...........................................    154,400         5,525,976
                                                                           --------------

HOMEFURNISHING RETAIL  0.3%
Bed Bath & Beyond, Inc. (a).................................     72,241         2,396,234
Williams-Sonoma, Inc. ......................................     60,339         2,054,543
                                                                           --------------
                                                                                4,450,777
                                                                           --------------
HOTELS, RESORTS & CRUISE LINES  0.2%
Carnival Corp. (Panama).....................................     68,947         2,877,848
                                                                           --------------

HOUSEHOLD APPLIANCES  0.4%
The Black & Decker Corp. ...................................     63,300         5,346,318
                                                                           --------------

HOUSEHOLD PRODUCTS  1.0%
Colgate-Palmolive Co. ......................................    174,200        10,434,580
Procter & Gamble Co. .......................................     47,795         2,657,402
                                                                           --------------
                                                                               13,091,982
                                                                           --------------
HYPERMARKETS & SUPER CENTERS  1.4%
Costco Wholesale Corp. .....................................    199,900        11,420,287
Wal-Mart Stores, Inc. ......................................    140,600         6,772,702
                                                                           --------------
                                                                               18,192,989
                                                                           --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.7%
TXU Corp. ..................................................    153,100         9,153,849
                                                                           --------------

INDUSTRIAL CONGLOMERATES  0.7%
General Electric Co. .......................................    267,964         8,832,093
                                                                           --------------

INDUSTRIAL MACHINERY  1.4%
Ingersoll-Rand Co., Class A (Bermuda).......................    218,902         9,364,628
Parker Hannifin Corp. ......................................    117,400         9,110,240
                                                                           --------------
                                                                               18,474,868
                                                                           --------------
INTEGRATED OIL & GAS  0.3%
Exxon Mobil Corp. ..........................................     72,765         4,464,133
                                                                           --------------

See Notes to Financial Statements                                             15

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTERNET RETAIL  0.4%
Amazon.com, Inc. (a)........................................     74,713    $    2,889,899
Expedia, Inc. (a)...........................................    167,470         2,507,026
                                                                           --------------
                                                                                5,396,925
                                                                           --------------
INTERNET SOFTWARE & SERVICES  1.7%
eBay, Inc. (a)..............................................    170,800         5,002,732
Openwave Systems, Inc. (a)..................................    663,200         7,653,328
VeriSign, Inc. (a)..........................................    114,996         2,664,457
Yahoo!, Inc. (a)............................................    239,197         7,893,501
                                                                           --------------
                                                                               23,214,018
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  3.0%
Bear Stearns Co., Inc. .....................................     39,100         5,477,128
E*TRADE Financial Corp. (a).................................    331,329         7,560,928
Goldman Sachs Group, Inc. ..................................     63,100         9,492,133
Lehman Brothers Holding Inc. ...............................     40,483         2,637,467
Merrill Lynch & Co., Inc. ..................................    171,800        11,950,408
TD Ameritrade Hldg Corp. ...................................    166,470         2,465,421
                                                                           --------------
                                                                               39,583,485
                                                                           --------------
IT CONSULTING & OTHER SERVICES  0.2%
Accenture, Ltd., Class A (Bermuda)..........................     91,700         2,596,944
                                                                           --------------

MANAGED HEALTH CARE  6.8%
Aetna, Inc. ................................................    446,088        17,812,294
Coventry Health Care, Inc. (a)..............................    256,504        14,092,330
Humana, Inc. (a)............................................    156,100         8,382,570
UnitedHealth Group, Inc. (b)................................    849,690        38,049,118
WellPoint, Inc. (a).........................................    178,500        12,989,445
                                                                           --------------
                                                                               91,325,757
                                                                           --------------
MOVIES & ENTERTAINMENT  0.9%
News Corp., Class A.........................................    655,800        12,578,244
                                                                           --------------

MULTI-LINE INSURANCE  0.4%
Unitrin, Inc. ..............................................    123,000         5,361,570
                                                                           --------------

OIL & GAS DRILLING  1.1%
Helmerich & Payne, Inc. ....................................     71,700         4,320,642
Patterson--UTI Energy, Inc. ................................    184,800         5,231,688
Rowan Companies, Inc. ......................................    129,800         4,619,582
                                                                           --------------
                                                                               14,171,912
                                                                           --------------
OIL & GAS EQUIPMENT & SERVICES  0.7%
Baker Hughes, Inc. .........................................    107,100         8,766,135
                                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION  0.9%
Chesapeake Energy Corp. ....................................    166,200         5,027,550
XTO Energy, Inc. ...........................................    165,600         7,331,112
                                                                           --------------
                                                                               12,358,662
                                                                           --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING  1.3%
Sunoco, Inc. ...............................................     58,000    $    4,018,820
Tesoro Corp. ...............................................     84,800         6,305,728
Valero Energy Corp. ........................................     99,300         6,605,436
                                                                           --------------
                                                                               16,929,984
                                                                           --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.2%
Bank of America Corp. ......................................    108,500         5,218,850
Citigroup, Inc. ............................................    106,500         5,137,560
JP Morgan Chase & Co. ......................................    126,400         5,308,800
                                                                           --------------
                                                                               15,665,210
                                                                           --------------
PACKAGED FOODS & MEATS  0.9%
General Mills, Inc. ........................................    103,200         5,331,312
Kellogg Co. ................................................    142,000         6,877,060
                                                                           --------------
                                                                               12,208,372
                                                                           --------------
PHARMACEUTICALS  4.6%
Abraxis Bioscience, Inc. (a)................................     64,500         1,537,680
Allergan, Inc. .............................................     97,700        10,479,302
Barr Pharmaceuticals, Inc. (a)..............................    247,700        11,812,813
Endo Pharmaceuticals Hldgs (a)..............................    179,200         5,910,016
Merck & Co., Inc. ..........................................    211,700         7,712,231
Novartis AG--ADR (Switzerland)..............................    135,200         7,289,984
Schering-Plough Corp. ......................................    273,500         5,204,705
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........     69,386         2,191,904
Wyeth.......................................................    224,700         9,978,927
                                                                           --------------
                                                                               62,117,562
                                                                           --------------
PROPERTY & CASUALTY INSURANCE  0.3%
Hanover Insurance Group, Inc. ..............................     97,900         4,646,334
                                                                           --------------

RAILROADS  2.8%
Burlington Northern Santa Fe Corp. .........................     82,700         6,553,975
CSX Corp. ..................................................    151,900        10,699,836
Norfolk Southern Corp. .....................................    270,200        14,380,044
Union Pacific Corp. ........................................     67,800         6,302,688
                                                                           --------------
                                                                               37,936,543
                                                                           --------------
RESTAURANTS  1.3%
Applebee's International, Inc. .............................     93,200         1,791,304
Darden Restaurants, Inc. ...................................    253,500         9,987,900
Sonic Corp. (a).............................................    250,600         5,209,974
                                                                           --------------
                                                                               16,989,178
                                                                           --------------
SEMICONDUCTOR EQUIPMENT  2.7%
Applied Materials, Inc. ....................................    844,175        13,743,169
ASML Holding N.V.- ADR (Netherlands) (a)....................    326,800         6,607,896
KLA-Tencor Corp. ...........................................     63,796         2,652,000
MEMC Electronic Materials, Inc. (a).........................    362,800        13,605,000
                                                                           --------------
                                                                               36,608,065
                                                                           --------------

See Notes to Financial Statements                                             17

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS  4.7%
Advanced Micro Devices, Inc. (a)............................    184,100    $    4,495,722
Altera Corp. (a)............................................    143,123         2,511,809
Analog Devices, Inc. .......................................     78,449         2,521,351
Broadcom Corp., Class A (a).................................    349,000        10,487,450
Marvell Technology Group, Ltd. (Bermuda) (a)................     53,629         2,377,374
Maxim Integrated Products, Inc. ............................     80,823         2,595,226
National Semiconductor Corp. ...............................    327,581         7,812,807
NVIDIA Corp. (a)............................................  1,057,761        22,519,732
PMC-Sierra, Inc. (a)........................................    854,686         8,034,048
                                                                           --------------
                                                                               63,355,519
                                                                           --------------
SOFT DRINKS  1.2%
Pepsi Bottling Group, Inc. .................................    288,600         9,278,490
PepsiCo, Inc. ..............................................    108,600         6,520,344
                                                                           --------------
                                                                               15,798,834
                                                                           --------------
SPECIALIZED FINANCE  0.2%
Nasdaq Stock Market, Inc. (a)...............................     99,263         2,967,964
                                                                           --------------

SPECIALTY STORES  2.3%
Barnes & Noble, Inc. .......................................     55,700         2,033,050
Claire's Stores, Inc. ......................................    436,300        11,130,013
PETsMART, Inc. .............................................    205,600         5,263,360
Staples, Inc. ..............................................    396,400         9,640,448
Tiffany & Co. ..............................................     76,349         2,521,044
                                                                           --------------
                                                                               30,587,915
                                                                           --------------
STEEL  0.9%
Allegheny Technologies, Inc. ...............................     84,772         5,869,613
Companhia Vale do Rio Doce--ADR (Brazil)....................    243,400         5,851,336
                                                                           --------------
                                                                               11,720,949
                                                                           --------------
TECHNOLOGY DISTRIBUTORS  0.3%
Avnet, Inc. (a).............................................    228,600         4,576,572
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  0.6%
Fannie Mae..................................................     52,409         2,520,873
Radian Group, Inc. .........................................    100,000         6,178,000
                                                                           --------------
                                                                                8,698,873
                                                                           --------------
TRADING COMPANIES & DISTRIBUTORS  0.2%
Fastenal Co. ...............................................     66,482         2,678,560
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  1.1%
America Movil S.A. de C.V., Series L--ADR (Mexico)..........    209,300         6,961,318
American Tower Corp., Class A (a)...........................    263,600         8,203,232
                                                                           --------------
                                                                               15,164,550
                                                                           --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  98.1%
(Cost $1,194,884,402)...................................................   $1,316,923,447

REPURCHASE AGREEMENT  2.1%
State Street Bank & Trust Co. ($28,466,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.10%, dated 06/30/06, to be sold on 07/03/06 at $28,478,098)
  (Cost $28,466,000)....................................................       28,466,000
                                                                           --------------

TOTAL INVESTMENTS  100.2%
  (Cost $1,223,350,402).................................................    1,345,389,447
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...........................       (3,012,548)
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,342,376,899
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connections with open futures contracts.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P 500 Index Futures, September 2006 (Current Notional
  Value of $319,850 per contract)...........................     80          $471,800
S&P E-Mini 500 Index Futures, September 2006 (Current
  Notional Value of $63,970 per contract)...................     15            22,596
                                                                 --          --------
                                                                 95          $494,396
                                                                 ==          ========

See Notes to Financial Statements                                             19

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $1,223,350,402).....................  $1,345,389,447
Cash........................................................              39
Receivables:
  Dividends.................................................         551,774
  Fund Shares Sold..........................................         209,695
  Interest..................................................           4,033
Other.......................................................         242,003
                                                              --------------
    Total Assets............................................   1,346,396,991
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,458,286
  Distributor and Affiliates................................       1,030,349
  Investment Advisory Fee...................................         532,217
  Variation Margin on Futures...............................          66,613
Accrued Expenses............................................         596,660
Trustees' Deferred Compensation and Retirement Plans........         335,967
                                                              --------------
    Total Liabilities.......................................       4,020,092
                                                              --------------
NET ASSETS..................................................  $1,342,376,899
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,899,197,849
Net Unrealized Appreciation.................................     122,533,458
Accumulated Net Investment Loss.............................      (2,432,860)
Accumulated Net Realized Loss...............................    (676,921,548)
                                                              --------------
NET ASSETS..................................................  $1,342,376,899
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,079,763,870 and 83,008,402 shares of
    beneficial interest issued and outstanding).............  $        13.01
    Maximum sales charge (5.75%* of offering price).........             .79
                                                              --------------
    Maximum offering price to public........................  $        13.80
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $222,243,688 and 18,825,569 shares of
    beneficial interest issued and outstanding).............  $        11.81
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,294,386 and 1,949,270 shares of
    beneficial interest issued and outstanding).............  $        11.95
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,074,955 and 1,310,319 shares of
    beneficial interest issued and outstanding).............  $        13.03
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $55,576).....  $   6,306,003
Interest....................................................        511,023
                                                              -------------
    Total Income............................................      6,817,026
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      3,470,344
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $1,381,316, $1,267,783 and $127,800,
  respectively).............................................      2,776,899
Shareholder Services........................................      2,260,809
Custody.....................................................         68,811
Legal.......................................................         23,963
Trustees' Fees and Related Expenses.........................         22,325
Other.......................................................        341,879
                                                              -------------
    Total Expenses..........................................      8,965,030
    Less Credits Earned on Cash Balances....................         38,758
                                                              -------------
    Net Expenses............................................      8,926,272
                                                              -------------
NET INVESTMENT LOSS.........................................  $  (2,109,246)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  89,268,949
  Futures...................................................       (369,720)
  Foreign Currency Transactions.............................             94
                                                              -------------
Net Realized Gain...........................................     88,899,323
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    228,710,114
                                                              -------------
  End of the Period:
    Investments.............................................    122,039,045
    Futures.................................................        494,396
    Foreign Currency Translation............................             17
                                                              -------------
                                                                122,533,458
                                                              -------------
Net Unrealized Depreciation During the Period...............   (106,176,656)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $ (17,277,333)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (19,386,579)
                                                              =============

See Notes to Financial Statements                                             21

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2006     DECEMBER 31, 2005
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss....................................   $   (2,109,246)    $   (4,218,040)
Net Realized Gain......................................       88,899,323         64,709,234
Net Unrealized Appreciation/Depreciation During
  the Period...........................................     (106,176,656)        41,270,854
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (19,386,579)       101,762,048
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       55,777,489        154,349,037
Cost of Shares Repurchased.............................     (160,976,794)      (442,216,126)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (105,199,305)      (287,867,089)
                                                          --------------     --------------

TOTAL DECREASE IN NET ASSETS...........................     (124,585,884)      (186,105,041)
NET ASSETS:
Beginning of the Period................................    1,466,962,783      1,653,067,824
                                                          --------------     --------------
End of the Period (Including accumulated net investment
  loss of $2,432,860 and $323,614, respectively).......   $1,342,376,899     $1,466,962,783
                                                          ==============     ==============

 22                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                               YEAR ENDED DECEMBER 31,
CLASS A SHARES               JUNE 30,     ------------------------------------------------------------------------
                               2006         2005            2004            2003            2002            2001
                            --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  13.20     $  12.28        $  11.86        $   9.44        $  13.41        $  16.95
                             --------     --------        --------        --------        --------        --------
  Net Investment
    Income/Loss............      (.01)(a)     (.01)(a)         .02(a)         (.02)(a)        (.01)(a)        (.02)
  Net Realized and
    Unrealized Gain/Loss...      (.18)         .93             .40            2.44           (3.96)          (3.50)
                             --------     --------        --------        --------        --------        --------
Total from Investment
  Operations...............      (.19)         .92             .42            2.42           (3.97)          (3.52)
Less Distributions from Net
  Realized Gain............       -0-          -0-             -0-             -0-             -0-             .02
                             --------     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  13.01     $  13.20        $  12.28        $  11.86        $   9.44        $  13.41
                             ========     ========        ========        ========        ========        ========

Total Return (b)...........    -1.44%*       7.49%           3.54%          25.64%         -29.60%         -20.75%
Net Assets at End of the
  Period (In millions).....  $1,079.8     $1,152.3        $1,230.7        $1,296.5        $1,152.9        $1,770.4
Ratio of Expenses to
  Average Net Assets.......     1.11%        1.10%           1.11%           1.15%           1.08%           1.05%
Ratio of Net Investment
  Income/Loss to Average
  Net Assets...............     (.16%)       (.10%)           .18%           (.16%)          (.06%)          (.15%)
Portfolio Turnover.........       55%*         42%            154%            140%             93%             90%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                   JUNE 30,     ------------------------------------------------
                                   2006        2005      2004      2003      2002       2001
                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $12.03      $11.27    $10.97    $ 8.80    $ 12.60    $ 16.05
                                  ------      ------    ------    ------    -------    -------
  Net Investment Loss (a)......     (.06)       (.10)     (.06)     (.09)      (.09)      (.12)
  Net Realized and Unrealized
    Gain/Loss..................     (.16)        .86       .36      2.26      (3.71)     (3.31)
                                  ------      ------    ------    ------    -------    -------
Total from Investment
  Operations...................     (.22)        .76       .30      2.17      (3.80)     (3.43)
Less Distributions from Net
  Realized Gain................      -0-         -0-       -0-       -0-        -0-        .02
                                  ------      ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $11.81      $12.03    $11.27    $10.97    $  8.80    $ 12.60
                                  ======      ======    ======    ======    =======    =======

Total Return (b)...............   -1.83%*      6.74%     2.73%    24.66%    -30.16%    -21.35%
Net Assets at End of the Period
  (In millions)................   $222.2      $272.0    $387.0    $451.2    $ 403.2    $ 693.8
Ratio of Expenses to Average
  Net Assets...................    1.87%       1.87%     1.88%     1.93%      1.85%      1.80%
Ratio of Net Investment Loss to
  Average Net Assets...........    (.92%)      (.87%)    (.60%)    (.93%)     (.83%)     (.91%)
Portfolio Turnover.............      55%*        42%      154%      140%        93%        90%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                   ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                   JUNE 30,      ------------------------------------------------
                                   2006         2005      2004      2003      2002       2001
                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $12.18       $11.41    $11.11    $ 8.91    $ 12.76    $ 16.25
                                  ------       ------    ------    ------    -------    -------
  Net Investment Loss (a)......     (.06)        (.10)     (.07)     (.09)      (.09)      (.12)
  Net Realized and Unrealized
    Gain/Loss..................     (.17)         .87       .37      2.29      (3.76)     (3.35)
                                  ------       ------    ------    ------    -------    -------
Total from Investment
  Operations...................     (.23)         .77       .30      2.20      (3.85)     (3.47)
Less Distributions from Net
  Realized Gain................      -0-          -0-       -0-       -0-        -0-        .02
                                  ------       ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $11.95       $12.18    $11.41    $11.11    $  8.91    $ 12.76
                                  ======       ======    ======    ======    =======    =======

Total Return (b)...............   -1.89%*       6.75%     2.70%    24.69%    -30.17%    -21.33%
Net Assets at End of the Period
  (In millions)................   $ 23.3       $ 27.1    $ 35.4    $ 46.3    $  45.7    $  85.0
Ratio of Expenses to Average
  Net Assets...................    1.87%        1.87%     1.88%     1.93%      1.85%      1.80%
Ratio of Net Investment Loss to
  Average Net Assets...........    (.92%)       (.87%)    (.61%)    (.93%)     (.83%)     (.91%)
Portfolio Turnover.............      55%*         42%      154%      140%        93%        90%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             25

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS      AUGUST 12, 2005
                                                                ENDED         (COMMENCEMENT
CLASS I SHARES                                                JUNE 30,      OF OPERATIONS) TO
                                                                2006        DECEMBER 31, 2005
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $ 13.21           $12.67
                                                               -------           ------
  Net Investment Income....................................        .01(a)           .01
  Net Realized and Unrealized Gain/Loss....................       (.19)             .53
                                                               -------           ------
Total from Investment Operations...........................       (.18)             .54
                                                               -------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $ 13.03           $13.21
                                                               =======           ======

Total Return (b)...........................................     -1.36%*           4.26%*
Net Assets at End of the Period (In millions)..............    $  17.1           $ 15.7
Ratio of Expenses to Average Net Assets....................       .87%             .81%
Ratio of Net Investment Income to Average Net Assets.......       .10%             .22%
Portfolio Turnover.........................................        55%*             42%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 26                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $57,019,818. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $761,013,791 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$289,414,848................................................    December 31, 2009
 457,676,977................................................    December 31, 2010
  13,921,966................................................    December 31, 2011

    At June 30, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,226,182,681
                                                                ==============
Gross tax unrealized appreciation...........................    $  164,112,388
Gross tax unrealized depreciation...........................       (44,905,622)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  119,206,766
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    There were no distributions paid during the year ended December 31, 2005. As of December 31, 2005, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2006, the Fund's custody fee was reduced by $38,758 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................      0.50%
Next $1 billion.............................................      0.45%
Next $1 billion.............................................      0.40%
Over $3 billion.............................................      0.35%

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

    For the six months ended June 30, 2006, the Fund recognized expenses of approximately $24,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $38,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $1,758,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $215,126 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $91,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $174,400. Sales charges do not represent expenses of the Fund.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2006 and for the year ended December 31, 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                         JUNE 30, 2006                 DECEMBER 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    3,229,937    $  43,434,147      9,205,723    $ 113,944,165
  Class B.......................      616,147        7,544,659      1,837,290       20,662,696
  Class C.......................       90,365        1,125,840        249,769        2,860,321
  Class I.......................      272,621        3,672,843      1,330,820       16,881,855
                                  -----------    -------------    -----------    -------------
Total Sales.....................    4,209,070    $  55,777,489     12,623,602    $ 154,349,037
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (7,494,247)   $(100,736,003)   (22,192,700)   $(274,570,236)
  Class B.......................   (4,401,107)     (53,751,557)   (13,565,503)    (152,843,078)
  Class C.......................     (363,424)      (4,504,908)    (1,125,807)     (12,944,307)
  Class I.......................     (147,508)      (1,984,326)      (145,614)      (1,858,505)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (12,406,286)   $(160,976,794)   (37,029,624)   $(442,216,126)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2006, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $780,109,515 and $902,944,423, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2006, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2005............................         33
Futures Opened..............................................      2,927
Futures Closed..............................................     (2,865)
                                                                 ------
Outstanding at June 30, 2006................................         95
                                                                 ======

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,713,700 and $608,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative suit which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks,

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss the action described in the next paragraph. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the action described in the next paragraph. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above.

    The derivative plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies, including the Fund, were listed as nominal defendants. The complaint alleged that certain unaffiliated entities engaged in or facilitated market timing and late trading in the Van Kampen funds, and that the Adviser, certain affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint sought, among other things, the removal of the current trustees of the funds, rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The court initially granted in part and denied in part defendants' motion to dismiss this complaint. The defendants moved the court to reconsider those claims it denied. The plaintiff thereafter voluntarily dismissed the independent trustees from the action without prejudice. On June 14, 2006, the court entered an order granting defendants' motion for reconsideration and dismissing all claims in the action.

VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  12, 112, 212
                                                                  ENT SAR 8/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02135P-Y06/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Enterprise Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006